American Century Strategic Asset Allocations, Inc.

Prospectus and Summary Prospectus Supplement

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

Supplement dated January 13, 2014 ¡ Prospectus dated July 26, 2013

The following replaces the Portfolio Managers sections of the summary prospectuses and on pages 5, 9 and 13 of the prospectus.

Scott Wittman, CFA, Chief Investment Officer - Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2006.

G. David MacEwen, Co-Chief Investment Officer and Senior Vice President, has been chairman of the firm’s Asset Allocation Committee since December 2013.

The following replaces The Fund Management Team section on page 18 of the prospectus.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage the funds, in consultation with the firm’s Asset Allocation Committee. Responsibility for research, security selection and portfolio construction for specified portions of the funds has been allocated among portfolio teams representing various investment disciplines and strategies employed by other ACIM-advised funds. Overall responsibility for coordinating the funds’ activities, including recommending appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows, is shared by the following portfolio managers.

Scott Wittman

Mr. Wittman, Chief Investment Officer - Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009 when he joined American Century Investments. He also serves as a member of the Asset Allocation Committee. From 2005 to 2009, he was managing director-quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. He also serves as a member of the Asset Allocation Committee. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Radu Gabudean, Ph.D.

Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since he joined American Century Investments in 2013. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada and a Ph.D. in finance from New York University, Stern School of Business.

Scott Wilson

Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2006. He joined American Century Investments in 1992, became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.

The following portfolio manager serves as chairman of the firm’s Asset Allocation Committee, which is responsible for reviewing portfolio performance and approving strategic investment policy decisions for the funds.

G. David MacEwen

Mr. MacEwen, Co-Chief Investment Officer and Senior Vice President, has served on teams managing fixed-income investments since joining the advisor in 1991. He also serves as a member of the Asset Allocation Committee and became chairman of the Committee in December 2013. He has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.

The statement of additional information provides additional information about the accounts managed by these portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-80936   1401

American Century Strategic Asset Allocations, Inc. Prospectus and Summary Prospectus Supplement Global Allocation Fund
Supplement dated January 13, 2014 ¡ Prospectus dated April 1, 2013

The following replaces the Portfolio Managers section of the summary prospectus and on page 5 of the prospectus.

Portfolio Managers

Scott Wittman, CFA, Chief Investment Officer - Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2012.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2012.

Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.

Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2012.

G. David MacEwen, Co-Chief Investment Officer and Senior Vice President, has been chairman of the firm’s Asset Allocation Committee since December 2013.

The following replaces The Fund Management Team section on page 10 of the prospectus.

The Fund Management Team

The advisor uses a team of portfolio managers and analysts to manage the fund, in consultation with the firm’s Asset Allocation Committee. Responsibility for research, security selection and portfolio construction for portions of the fund may be allocated among portfolio teams representing various investment disciplines and strategies employed by other ACIM-advised funds. Overall responsibility for coordinating the fund’s activities, including recommending appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows, is shared by the following portfolio managers.

Scott Wittman

Mr. Wittman, Chief Investment Officer - Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2012. He also serves as a member of the Asset Allocation Committee. He joined American Century Investments in 2009 as Senior Vice President and Senior Portfolio Manager and became Chief Investment Officer - Asset Allocation and Disciplined Equity in 2010. From 2005 to 2009, he was managing director-quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2012. He also serves as a member of the Asset Allocation Committee. He joined American Century Investments in 2010 as Senior Vice President and Senior Portfolio Manager. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Radu Gabudean, Ph.D.

Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the fund since he joined American Century Investments in 2013. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada and a Ph.D. in finance from New York University, Stern School of Business.

Scott Wilson

Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2012. He joined American Century Investments in 1992, became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.

The following portfolio manager serves as chairman of the firm’s Asset Allocation Committee, which is responsible for reviewing portfolio performance and approving strategic investment policy decisions for the fund.

G. David MacEwen

Mr. MacEwen, Co-Chief Investment Officer and Senior Vice President, has served on teams managing fixed-income investments since joining the advisor in 1991. He also serves as a member of the Asset Allocation Committee and became chairman of the Committee in December 2013. He has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.

The statement of additional information provides additional information about the accounts managed by these portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-80935   1401

American Century Strategic Asset Allocations, Inc.

Statement of Additional Information Supplement

Global Allocation Fund
Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

Supplement dated January 13, 2014 ■ Statement of Additional Information dated July 26, 2013

The following entry is added under the Accounts Managed table on page 46. This information is provided as January 3, 2014.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
G. David MacEwen	Number of Accounts	38	24	6
	Assets	$29.6 billion (1)	$3.9 billion	$1.2 billion

1	Includes $78.5 million in Global Allocation, $604.9 million in Strategic Allocation: Conservative, $1.8 billion in Strategic Allocation: Moderate and $1.1 billion in Strategic Allocation: Aggressive.

The following is added to the end of the Bonus section (under the headings Portfolio Managers – Compensation) on page 47.

Unlike the funds' other portfolio managers, performance of the Global Allocation, Strategic Allocation: Conservative, Strategic Allocation: Moderate and Strategic Allocation: Aggressive is not separately considered in determining G. David MacEwen's compensation for 2013.

The following replaces the Ownership of Securities section on page 49.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund’s portfolio managers as of November 30, 2012, the funds’ most recent fiscal year end.

Ownership of Securities(1)
Aggregate Dollar Range of Securities in Fund
Global Allocation
Radu Gabudean(2)	A
Richard Weiss	E
Scott Wilson	A
Scott Wittman	A
G. David MacEwen(3)	C
Strategic Allocation: Conservative
Radu Gabudean(2)	A
Richard Weiss	A
Scott Wilson	A
Scott Wittman	A
G. David MacEwen(3)	A
Strategic Allocation: Moderate
Radu Gabudean(2)	A
Richard Weiss	A
Scott Wilson	A
Scott Wittman	A
G. David MacEwen(3)	A
Strategic Allocation: Aggressive
Radu Gabudean(2)	A
Richard Weiss	A
Scott Wilson	A
Scott Wittman	A
G. David MacEwen(3)	A

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

1	These portfolio managers serve on an investment team that oversees a number of funds in the same broad investment category and are not expected to invest in each such fund.

2	Information is provided as of March 19, 2013.

3	Information is provided as of January 3, 2014.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-80937   1401